ACQUISITION OF EVOLUTION TECHNOLOGY SA	12 Months Ended
Dec. 31, 2017
Disclosure of acquisition of evolution technology sa [Abstract]
ACQUISITION OF EVOLUTION TECHNOLOGY SA
4.	ACQUISITION OF EVOLUTION TECHNOLOGY SA

On March 30, 2017, the Company entered into a Share Purchase Offer Agreement with the shareholders of Evolution Technology SA (“Evotech”) to acquire a 65% ownership interest. Since its incorporation on March 10, 2016, Evotech has obtained various permits for constructing cellular towers and also has a master lease agreement with a major telecom carrier in Argentina.

To obtain the 65% ownership interest, the Company paid US$350,000 to the original shareholders of Evotech and transferred US$400,000 to Evotech for operating expenses. The Company also issued 1,500,000 common shares with a fair value of $480,000 to the shareholders of Evotech. In addition, the Company is committed to contribute the funds necessary for Evotech to construct 50 towers, or a lower number of towers to be agreed between the parties, for up to a total maximum amount of US$3,500,000. The original shareholders of Evotech have the option to exchange all and not less than all of the remaining 35% ownership interest in Evotech for 7,000,000 common shares of the Company on or before June 30, 2018 if Evotech constructs 50 towers.

The Company determined that the acquisition of Evotech constituted a business combination as Evotech has inputs, processes and outputs. As such the Company has applied the acquisition method of accounting.

As part of the acquisition of Evotech, the Company has acquired Evotech’s master lease agreement, which has been recorded as an intangible asset. The Company has determined that the useful life of this intangible asset is 25 years, and accordingly, the Company recorded an amortization expense of $59,471 during the year ended December 31, 2017.

The following table presents the allocation of the consideration to the fair value of assets acquired and liabilities assumed based on their estimated fair values, which is the same as the carrying values, at the date of acquisition:

$
Cash	4,676
Due from shareholders	6,490
Construction in progress	163,529
Master lease	1,982,354

Less: liabilities assumed
Accounts payable	(7,440)
Deferred income tax liability	(693,824)

Net assets of Evotech	1,455,785
Net assets attributed to non-controlling interest	(509,524)
Total consideration	946,260